Note 17 - Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2019 USD ($)
Operating loss carryforwards	$ 58,552
UNITED STATES
Operating loss carryforwards	5,284
EMEA [Member]
Operating loss carryforwards	47,752
Asia Pacific [Member]
Operating loss carryforwards	5,516
Expire Next 12 Months [Member]
Operating loss carryforwards	671
Expire Next 12 Months [Member] | UNITED STATES
Operating loss carryforwards
Expire Next 12 Months [Member] | EMEA [Member]
Operating loss carryforwards
Expire Next 12 Months [Member] | Asia Pacific [Member]
Operating loss carryforwards	671
Expire Year Two [Member]
Operating loss carryforwards	273
Expire Year Two [Member] | UNITED STATES
Operating loss carryforwards
Expire Year Two [Member] | EMEA [Member]
Operating loss carryforwards
Expire Year Two [Member] | Asia Pacific [Member]
Operating loss carryforwards	273
Expire Year Three [Member]
Operating loss carryforwards	49
Expire Year Three [Member] | UNITED STATES
Operating loss carryforwards	1
Expire Year Three [Member] | EMEA [Member]
Operating loss carryforwards
Expire Year Three [Member] | Asia Pacific [Member]
Operating loss carryforwards	48
Expire Year Four [Member]
Operating loss carryforwards	1,174
Expire Year Four [Member] | UNITED STATES
Operating loss carryforwards	12
Expire Year Four [Member] | EMEA [Member]
Operating loss carryforwards	1,162
Expire Year Four [Member] | Asia Pacific [Member]
Operating loss carryforwards
Expire Year Five [Member]
Operating loss carryforwards	131
Expire Year Five [Member] | UNITED STATES
Operating loss carryforwards
Expire Year Five [Member] | EMEA [Member]
Operating loss carryforwards	131
Expire Year Five [Member] | Asia Pacific [Member]
Operating loss carryforwards
Expire Thereafter [Member]
Operating loss carryforwards	56,254
Expire Thereafter [Member] | UNITED STATES
Operating loss carryforwards	5,271
Expire Thereafter [Member] | EMEA [Member]
Operating loss carryforwards	46,459
Expire Thereafter [Member] | Asia Pacific [Member]
Operating loss carryforwards	$ 4,524